DIVIDENDS AND DISTRIBUTIONS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DIVIDENDS AND DISTRIBUTIONS [Abstract]
DIVIDENDS AND DISTRIBUTIONS
16.	DIVIDENDS AND DISTRIBUTIONS
The following table summarizes the Company’s dividends declared during the nine months ended September 30, 2021:
	Record Date	Payment Date	Common Share Distribution Amount	Taxable Ordinary Income	Return of Capital	Section 199A Dividends
Regular cash dividend	3/15/2021	3/31/2021	$0.36	$0.36	$—	$0.36
Regular cash dividend	6/15/2021	6/30/2021	$0.38	$0.38	$—	$0.38
Regular cash dividend	9/30/2021	10/15/2021	$0.43	$0.43	$—	$0.43
Total cash dividend			$1.17	$1.17	$—	$1.17

16.	DIVIDENDS AND DISTRIBUTIONS
The following table summarizes the Company’s dividends declared and paid during the period from July 31, 2020 to December 31, 2020:
	Record Date	Payment Date	Common Share distribution amount	Taxable Ordinary Income	Return of Capital	Section 199A Dividends
Regular cash dividend	12/23/2020	12/30/2020	$0.35	$0.35	$—	$0.35
Special cash dividend(1)	12/23/2020	12/30/2020	0.26	0.26	—	0.26
Total cash dividend			$0.61	$0.61	$—	$0.61
(1)	Dividend of approximately $0.26